13. Income Taxes - (Details - Reconciliation of income tax expense (benefit))	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at statutory federal rate	0.00%	0.00%
Increase (decrease) in rate(s) resulting from:
Foreign operations, net	(0.80%)	(0.30%)
Change in deferred taxes	21.80%	21.30%
Change in valuation allowance	(21.30%)	(21.30%)
Total	(0.30%)	(0.30%)